UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument - specific credit risk, income taxes	$ 0	$ 0	$ 0	$ 0	$ 0
Foreign currency translation adjustment, income taxes	$ 0	$ 0	$ 0	$ 0	$ 0